Intangibles (Impairment) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Impairment of Intangible Assets (Excluding Goodwill) [Abstract]
Impaired Intangible Asset, Description	certain customer lists	transfer station permit
Impaired Intangible Asset, Facts and Circumstances Leading to Impairment	During the year, certain customer lists recorded in the Company’s northeast segment were determined to be impaired as a result of current and projected operating losses. Accordingly, a $3,463 impairment loss was recorded to amortization expense in the statement of operations and comprehensive income or loss for the year ended December 31, 2014.	During the prior year, a Canadian transfer station permit revocation requested by the Company was granted by the Ontario Ministry of the Environment. In conjunction with the revocation, the transfer station permit recorded to intangible assets was immediately impaired. Accordingly, a $4,074 impairment loss was recorded to amortization expense in the statement of operations and comprehensive income or loss for the year ended December 31, 2013.
Impaired Intangible Asset, Income Statement Classification	amortization expense	amortization expense
Impaired Intangible Asset, Segment Classification	Northeast	Canada
Impairment of Intangible Assets, Finite-lived	$ 3,463,000	$ 4,074,000